Significant Accounting Policies - Intangible Assets (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Minimum
Intangible Assets
Useful life of intangible assets	7 years
Maximum
Intangible Assets
Useful life of intangible assets	16 years
Tradeweb Markets LLC | Minimum
Intangible Assets
Useful life of intangible assets		7 years
Tradeweb Markets LLC | Maximum
Intangible Assets
Useful life of intangible assets		16 years